UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2021 to December 31, 2021

Date of Report (Date of earliest event reported): January 27, 2022

Commission File Number of securitizer: 001-32216

Central Index Key Number of securitizer: 0001273685

Nathan Reese
(212) 792-0107
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

New York Mortgage Trust, Inc. (the “Securitizer”) acted as the sponsor for the following series of asset-backed securities held by non-affiliates of the Securitizer during the Reporting Period:

New York Mortgage Trust 2005-1, Mortgage-Backed Notes, Series 2005-1
New York Mortgage Trust 2005-2, Mortgage-Backed Notes, Series 2005-2
New York Mortgage Trust 2005-3, Mortgage-Backed Notes, Series 2005-3
New York Mortgage Trust 2006-1, Mortgage-Backed Securities, Series 2006-1
NYMT Loan Trust 2020-SP1, Mortgage-Backed Securities, Series 2020-SP1
NYMT Loan Trust 2020-SP2, Mortgage-Backed Securities, Series 2020-SP2
NYMT Securities Trust 2020-RR1
NYMT Loan Trust I, Series 2021-BPL1
NYMT Loan Trust 2021-SP1, Mortgage-Backed Securities, Series 2021-SP1

There is no activity to report for such asset-backed securities under the requirements of Rule 15Ga-1(a) for the Reporting Period, and the Securitizer suspends its quarterly reporting obligations pursuant to Rule 15Ga-1(c)(2)(i).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NEW YORK MORTGAGE TRUST, INC.
(Securitizer)

Date:	January 27, 2022	By:	/s/ Nathan Reese
Nathan Reese
Secretary